Goodwill (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,301,439	$ 3,301,439
Goodwill carrying amount	$ 3,798,014	$ 4,312,461